UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05240

Selected Capital Preservation Trust
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS

                                                                 SELECTED FUNDS




                                                                 ANNUAL REPORT






                                                               DECEMBER 31, 2003













SELECTING QUALITY COMPANIES FOR THE LONG TERM(TM)


                         Selected American Shares


                          Selected Special Shares            [SELECTED FUNDS
                                                              LOGO OMITTED]

             Selected U.S. Government Income Fund


                   Selected Daily Government Fund

                                Table of Contents

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Selected American Shares..................................................3
     Selected Special Shares...................................................3
     Selected U.S. Government Income Fund......................................4

Fund Performance and Supplementary Information:
     Selected American Shares..................................................6
     Selected Special Shares..................................................10
     Selected U.S. Government Income Fund.....................................14

Schedule of Investments:
     Selected American Shares.................................................15
     Selected Special Shares..................................................19
     Selected U.S. Government Income Fund.....................................23
     Selected Daily Government Fund...........................................25

Statements of Assets and Liabilities..........................................28

Statements of Operations......................................................29

Statements of Changes in Net Assets...........................................30

Notes to Financial Statements.................................................32

Financial Highlights:
     Selected American Shares.................................................39
     Selected Special Shares..................................................40
     Selected U.S. Government Income Fund.....................................41
     Selected Daily Government Fund...........................................42

Independent Auditors' Report..................................................43

Income Tax Information........................................................44

Directors and Officers........................................................45

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings and performance attribution. Also included is a list of positions opened and closed.

In addition we produce a semi-annual Research Report. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.


Sincerely,




/s/ James J. McMonagle              /s/ Christopher C. Davis

James J. McMonagle                  Christopher C. Davis
Chairman                            President


February 6, 2004

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year-ended December 31, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 28.69%. U.S. economic activity, as measured by the gross domestic product trended down over the first six months of the year but improved sharply in the third quarter. Interest rates, as measured by the 10-year Treasury bond, declined steadily over the first six months and then rebounded sharply in the third quarter. Interest rates held steady in the fourth quarter. This combination provided a favorable background for stocks as they advanced strongly in the fourth quarter.

SELECTED AMERICAN SHARES

PERFORMANCE OVERVIEW

Selected American Shares returned 30.90% for the year ended December 31, 2003(2), compared with a return of 28.69% for the Standard & Poor's 500(R) Index.(1) The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Typically, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund's largest sector weightings were in banks and savings & loan associations and financial services. The Fund's holdings in both these sectors outperformed the S&P 500(R) Index. The Fund's cash position reduced relative performance during the period.

The principal holdings contributing to performance were: American Express(3), a financial services company, Altria Group, a consumer products company and Progressive Corporation, a property/casualty insurance company. The Fund held substantial positions in all three companies and all three did well over the one-year period. American Express increased by 37.66%, Altria Group increased by 42.74% and Progressive Corporation increased by 68.68%.

The principal detractors from performance were: Safeway, Kraft Foods and Takefuji Corporation. Safeway, a retailing company, decreased by 14.43%, Kraft Foods, a food/beverage company, decreased by 15.42% and Takefuji Corporation, a financial services company, decreased by 17.79%. The Fund no longer owns Safeway.

SELECTED SPECIAL SHARES

PERFORMANCE OVERVIEW

Selected Special Shares returned 41.40% for the year ended December 31, 2003(2), compared with a return of 31.64% for the Wilshire 5000 Index.(1) The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by companies with market capitalizations less than $20 billion.

The Fund's largest sector weightings were in retailing, media and electronics. The Fund's holdings in each of the three sectors outperformed the Wilshire 5000 Index and contributed to the Fund's strong performance.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

SELECTED SPECIAL SHARES - CONTINUED

The principal holdings contributing to performance were: Monster Worldwide(3), a media company, Tiffany & Co., a retailing company, and Applied Materials, an electronic company. Monster Worldwide increased by 86.19%, Tiffany & Co. increased by 90.08% and Applied Materials increased by 72.29%. The Fund no longer owns Monster Worldwide.

The principal detractors from performance were: DST Systems, an information/ information processing company, Duane Reade, a retailing company and Speedway Motorsports, a racetrack company. DST Systems decreased by 12.15%, Duane Reade decreased by 26.35% and Speedway Motorsports decreased by 15.24%. The Fund no longer owns any of these three companies.

SELECTED U.S. GOVERNMENT INCOME FUND

PERFORMANCE OVERVIEW

Selected U.S. Government Income Fund returned 0.51% for the year ended December 31, 2003(2), compared with a return of 2.11% for the Lehman Brothers Intermediate Term U.S. Treasury Securities Index.(1) The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

The Fund's largest sector weighting was mortgaged-backed securities, with lesser investments in agency bonds and direct treasury bonds. This large commitment to mortgage-backed securities benefited the Fund's relative performance as mortgaged-backed securities outperformed both the agency bond market and direct treasury bond market; but it was not enough to make up for the Fund's relative underperformance in treasury bonds.

----------------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares' investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk,
(2) company risk, (3) headline risk and (4) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares' investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) headline risk and (5) selection risk. See the prospectus for a full description of each risk.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

Selected U.S. Government Income Fund's investment objective is to obtain current income consistent with preservation of capital by investing principally in U.S. Government Securities. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected U.S. Government Income Fund is interest rate risk, consisting of both (1) price volatility risk and (2) extension and prepayment risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

III. The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is a recognized unmanaged index of U.S. Government Securities performance.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2003.

--------------------------------------------------------------------------------
FUND NAME                                 1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Selected American Shares                  30.90%        4.87%        13.47%
--------------------------------------------------------------------------------
Selected Special Shares                   41.40%        2.87%        10.29%
--------------------------------------------------------------------------------
Selected U.S. Government Income            0.51%        4.29%         4.99%
--------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED AMERICAN SHARES, INC.
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003

================================================================================

                               [GRAPHIC OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Short Term Investments, Other Assets & Liabilities                         6.0%
Common Stocks                                                             94.0%

                               [GRAPHIC OMITTED]

                               SECTOR WEIGHTINGS
                             (% OF STOCK HOLDINGS)
                             ---------------------

Food & Restaurants                                                         3.6%
Energy                                                                     6.4%
Insurance                                                                 17.9%
Diversified Manufacturing                                                  4.3%
Technology                                                                 2.9%
Retailing                                                                  3.7%
Pharmaceutical and Health Care                                             4.4%
Financial Services                                                        19.9%
Real Estate                                                                2.0%
Other                                                                      7.5%
Consumer Products                                                          6.1%
Industrial                                                                 3.6%
Banks and Savings & Loans                                                 17.7%


TOP 10 HOLDINGS
STOCK                                             SECTOR                                  % OF FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
American Express Co.                              Financial Services                                7.11%
Altria Group, Inc.                                Consumer Products                                 5.74%
American International Group, Inc.                Multi-Line Insurance                              5.48%
Berkshire Hathaway Inc., Class A                  Property/Casualty Insurance                       4.09%
Tyco International Ltd.                           Diversified Manufacturing                         4.05%
HSBC Holdings PLC                                 Banks and Savings & Loan Associations             4.04%
Citigroup Inc.                                    Financial Services                                3.82%
Wells Fargo & Co.                                 Banks and Savings & Loan Associations             3.64%
Progressive Corp. (Ohio)                          Property/Casualty Insurance                       3.57%
Sealed Air Corp.                                  Industrial                                        3.43%

SELECTED AMERICAN SHARES, INC.
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================
NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted Positions are those greater than 0.75% of Net Assets)

                                                                                DATE OF 1ST         % OF 12/31/03
SECURITY                                    SECTOR                               PURCHASE         FUND NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                     Electronics                           02/13/03                  -
AutoZone, Inc.                              Retailing                             12/10/03                0.48%
Fifth Third Bancorp                         Banks and Savings & Loan
                                                 Associations                     08/13/03                1.26%
H&R Block, Inc.                             Financial Services                    07/16/03                1.11%
HCA Inc.                                    Pharmaceutical and Health Care        10/28/03                0.96%
Heineken Holding NV, Class A                Food/Beverage & Restaurant            07/08/03                0.44%
Novartis AG, Registered                     Pharmaceutical and Health Care        12/02/03                0.51%
Occidental Petroleum Corp.                  Energy                                08/01/03                0.94%
State Street Corp.                          Banks and Savings & Loan
                                                 Associations                     03/21/03                0.29%

POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $1 million are highlighted)

SECURITY                                    SECTOR                          DATE OF FINAL SALE          GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                           Retailing                             02/18/03           $  (7,262,799)
American Standard Cos. Inc.                 Building Materials                    04/03/03                (400,105)
Applied Materials, Inc.                     Electronics                           11/21/03              13,656,125
Avalonbay Communities, Inc.                 Real Estate                           07/18/03               1,646,777
BMC Software, Inc.                          Technology                            12/04/03             (38,437,816)
Dover Corp.                                 Diversified Manufacturing             12/22/03               4,539,698
Household International, Inc., 8.875%,
     2/15/06, Adjustable Conversion-Rate
     Equity Security, Cum. Conv. Pfd.       Financial Services                    03/26/03                 774,188
J. C. Penney Co., Inc.                      Retailing                             02/13/03              (1,907,565)
Level 3 Communications, Inc., 11.00%,
    3/15/08                                 Telecommunications                    01/30/03                 (34,129)
Level 3 Communications, Inc., 9.125%,
    5/1/08                                  Telecommunications                    01/09/03                 223,820
Level 3 Communications, Inc., 11.25%,
    3/15/10                                 Telecommunications                    01/30/03                   4,770
M&T Bank Corp.                              Banks and Savings & Loan
                                                 Associations                     02/21/03                 (75,636)
Medco Health Solutions, Inc.                Pharmaceutical and Health Care        10/01/03                 134,278
RadioShack Corp.                            Retailing                             08/25/03              (2,993,607)
Safeway Inc.                                Retailing                             12/05/03             (41,291,794)
Tellabs, Inc.                               Telecommunications                    04/16/03             (89,549,746)
Travelers Property Casualty Corp., Class A  Property/Casualty Insurance           09/16/03               2,264,648
Travelers Property Casualty Corp., Class B  Property/Casualty Insurance           09/18/03               4,555,655
Tyco International Group, SA, 6.25%,
     6/15/03                                Diversified Manufacturing             02/11/03                  60,370

SELECTED AMERICAN SHARES, INC.
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================
POSITIONS CLOSED (1/1/03-12/31/03) - CONTINUED
(Gains and losses greater than $1 million are highlighted)


SECURITY                                    SECTOR                          DATE OF FINAL SALE          GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Tyco International Group, SA, 4.95%,
     8/1/03                                 Diversified Manufacturing             02/11/03              $  238,602
Tyco International Group, SA, 5.875%,
     11/1/04                                Diversified Manufacturing             02/28/03                 493,365
Tyco International Group, SA, 6.375%,
     6/15/05                                Diversified Manufacturing             02/11/03                 231,638
Tyco International Group, SA, 6.375%,
     2/15/06                                Diversified Manufacturing             03/31/03                 909,048
Tyco International Group, SA, Conv.
     Notes, Zero Cpn., 2/12/21              Diversified Manufacturing             02/12/03                 375,385
Tyco International Ltd., Conv. Notes,
     Zero Cpn., 11/17/20                    Diversified Manufacturing             02/14/03               1,507,827

SELECTED AMERICAN SHARES, INC.
COMPARISON OF SELECTED AMERICAN SHARES, INC. AND STANDARD & POOR'S 500
STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

                  One Year ..........................     30.90%
                  Five Years.........................      4.87%
                  Ten Years..........................     13.47%

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Selected American Shares ("SAS") on December 31, 1993. As the chart below shows, by December 31, 2003 the value of your investment would have grown to $35,376 - a 253.76% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $28,526 - a 185.26% increase.



                                [GRAPHIC OMITTED]


                              S & P 500            SAS
                  1993        10,000.00          10,000.00
                  1994        10,136.00           9,680.00
                  1995        13,931.00          13,368.00
                  1996        17,121.00          17,477.00
                  1997        22,825.00          23,985.00
                  1998        29,335.00          27,887.00
                  1999        35,500.00          33,553.00
                  2000        32,266.00          36,684.00
                  2001        28,448.00          32,585.00
                  2002        22,176.00          27,026.00
                  2003        28,526.00          35,376.00



The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

SELECTED SPECIAL SHARES, INC.
PORTFOLIO HOLDINGS - AT DECEMBER 31, 2003

================================================================================

                               [GRAPHIC OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Common Stocks                                                              98.5%
Short Term Investments, Other Assets & Liabilities                          1.5%



                               [GRAPHIC OMITTED]

                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)

Pharmaceutical and Health Care                                              3.6%
Electronics                                                                 9.4%
Consumer Products                                                           2.9%
Retailing                                                                  16.0%
Chemicals                                                                   3.2%
Other                                                                       4.4%
Energy                                                                      6.4%
Financial Services/Banking                                                  8.5%
Media                                                                       8.2%
Diversified                                                                 6.2%
Information/Information Processing                                          4.6%
Telecommunications                                                          5.6%
Insurance                                                                   6.6%
Distributors                                                                4.8%
Food/Beverage & Restaurant                                                  3.9%
Technology                                                                  5.7%


TOP 10 HOLDINGS
STOCK                                     SECTOR                                          % OF FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
Tiffany & Co.                             Retailing                                                  4.73%
AutoNation, Inc.                          Retailing                                                  4.36%
Lagardere S.C.A.                          Media                                                      4.09%
AutoZone, Inc.                            Retailing                                                  3.84%
Agilent Technologies, Inc.                Electronics                                                3.58%
Golden West Financial Corp.               Banks and Savings & Loan Associations                      3.29%
Groupe Bruxelles Lambert S.A.             Diversified                                                3.27%
Sigma-Aldrich Corp,                       Chemicals                                                  3.11%
Tyco International Ltd.                   Diversified Manufacturing                                  2.85%
Altria Group, Inc.                        Consumer Products                                          2.84%

SELECTED SPECIAL SHARES, INC.
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================
NEW POSITIONS ADDED (1/1/03-12/31/03)
(Highlighted Positions are those greater than 1.50% of Net Assets)

                                                                             DATE OF 1ST       % OF 12/31/03
SECURITY                                 SECTOR                               PURCHASE        FUND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                       Consumer Products                    05/12/03              2.84%
AmerisourceBergen Corp.                  Pharmaceutical and Health Care       08/28/03              1.60%
Automatic Data Processing, Inc.          Information/Information Processing   06/02/03              0.81%
AutoNation, Inc.                         Retailing                            04/21/03              4.36%
AutoZone, Inc.                           Retailing                            01/28/03              3.84%
Berkshire Hathaway Inc., Class A         Property/Casualty Insurance          03/28/03              1.32%
Commerce Bancorp, Inc.                   Banks and Savings & Loans
                                            Associations                      07/22/03              0.99%
Compal Electronics, Inc.                 Technology                           08/19/03              0.74%
Electrolux AB, Series B                  Manufacturing                        07/30/03              0.80%
Garmin Ltd.                              Electronics                          07/30/03              1.57%
Heineken Holding NV, Class A             Food/Beverage & Restaurant           07/08/03              0.92%
Hughes Supply, Inc.                      Distributors                         08/26/03              2.18%
McDonald's Corp.                         Food/Beverage & Restaurant           03/19/03              1.35%
Nokia Oyj                                Telecommunications                   10/01/03              1.73%
Nokia Oyj, ADR                           Telecommunications                   09/30/03              0.87%
Papa John's International, Inc.          Food/Beverage & Restaurant           06/06/03              0.92%
PetroChina Co. Ltd., ADR                 Energy                               04/29/03              1.60%
Reynolds & Reynolds Co., Class A         Information/Information Processing   11/21/03              2.76%
Rockwell Automation, Inc.                Industrial                           01/09/03                -
Sempra Energy                            Energy                               12/19/03              1.84%
Takefuji Corp.                           Financial Services                   08/21/03              0.45%

SELECTED SPECIAL SHARES, INC.
PORTFOLIO ACTIVITY - JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

================================================================================
POSITIONS CLOSED (1/1/03-12/31/03)
(Gains and losses greater than $250,000 are highlighted)

SECURITY                                       SECTOR                         DATE OF FINAL SALE        GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------
Advent Software, Inc.                          Technology                           10/29/03           $ (366,731)
American Standard Cos. Inc.                    Building Materials                   04/03/03               20,997
Apple Computer, Inc.                           Technology                           01/30/03              (46,180)
BlackRock, Inc.                                Financial Services                   07/09/03            1,447,487
DST Systems, Inc.                              Information/Information Processing   02/04/03              555,016
Duane Reade Inc.                               Retailing                            03/05/03             (986,708)
EOG Resources, Inc.                            Energy                               08/26/03              (53,197)
HSBC Holdings PLC                              Banks and Savings & Loan
                                                  Associations                      12/22/03             (343,897)
IDT Corp.                                      Telecommunications                   05/29/03               86,235
International Speedway Corp., Class A          Race Tracks                          02/03/03              (60,171)
Janus Capital Group Inc.                       Investment Firms                     05/27/03              (29,740)
LIN TV Corp., Class A                          Media                                09/16/03               12,088
Metro-Goldwyn-Mayer Inc.                       Entertainment                        05/15/03             (141,208)
Molex Inc., Class A                            Electronics                          10/29/03              128,884
Monster Worldwide, Inc.                        Media                                06/27/03            1,585,972
Paychex, Inc.                                  Information/Information Processing   06/12/03              465,478
Pfizer Inc.                                    Pharmaceutical and Health Care       06/17/03              414,103
Rockwell Automation, Inc.                      Industrial                           04/29/03               14,396
SAP AG, ADR                                    Technology                           10/29/03              974,792
Speedway Motorsports, Inc.                     Race Tracks                          02/20/03              (76,268)
Symantec Corp.                                 Technology                           10/29/03              814,019
Tellabs, Inc.                                  Telecommunications                   05/29/03             (891,768)
Wm. Wrigley Jr. Co.                            Consumer Products                    05/29/03              168,107

SELECTED SPECIAL SHARES, INC.
COMPARISON OF SELECTED SPECIAL SHARES, INC., STANDARD & POOR'S 500 STOCK INDEX AND WILSHIRE 5000 STOCK INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

                  One Year ..........................   41.40%
                  Five Years.........................    2.87%
                  Ten Years..........................   10.29%

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Selected Special Shares ("SSS") on December 31, 1993. As the chart below shows, by December 31, 2003 the value of your investment would have grown to $26,636 - a 166.36% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index and Wilshire 5000 Stock Index are also presented on the chart below.


                                [GRAPHIC OMITTED]


                     S & P 500        Wilshire 5000            SSS
        1993         10,000.00          10,000.00           10,000.00
        1994         10,136.00           9,994.00            9,744.00
        1995         13,931.00          13,636.81           13,080.00
        1996         17,121.00          16,529.18           14,632.00
        1997         22,825.00          21,701.16           18,569.00
        1998         29,335.00          26,785.74           23,121.00
        1999         35,500.00          33,096.47           27,012.00
        2000         32,266.00          29,492.26           26,716.00
        2001         28,448.00          26,256.96           22,866.00
        2002         22,176.00          20,779.76           18,838.00
        2003         28,526.00          27,354.47           26,636.00



The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

SELECTED U.S. GOVERNMENT INCOME FUND
COMPARISON OF U.S. GOVERNMENT INCOME FUND AND THE LEHMAN BROTHERS INTERMEDIATE TERM U.S. TREASURY SECURITIES INDEX

================================================================================

Average Annual Total Return for the Periods ended December 31, 2003.

                  One Year ..........................    0.51%
                  Five Years.........................    4.29%
                  Ten Years..........................    4.99%

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Selected U.S. Government Income Fund ("SUSGIF") on December 31, 1993. As the chart below shows, by December 31, 2003 the value of your investment would have grown to $16,277 - a 62.77% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.


                                [GRAPHIC OMITTED]

                             Lehman Index         SUSGIF
                  1993        10,000.00          10,000.00
                  1994         9,824.00           9,729.00
                  1995        11,240.62          11,287.00
                  1996        11,688.00          11,608.00
                  1997        12,586.80          12,457.00
                  1998        13,671.79          13,192.00
                  1999        13,727.84          12,933.00
                  2000        15,135.94          14,274.00
                  2001        16,370.49          15,090.00
                  2002        17,890.44          16,194.00
                  2003        18,268.45          16,277.00



The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly in the index.

The performance data for Selected U.S. Government Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC.
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (94.02%)
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (16.61%)
     4,407,000      Bank One Corp. ..................................................................... $  200,915,130
     1,279,000      Fifth Third Bancorp.................................................................     75,576,110
     1,819,800      Golden West Financial Corp. ........................................................    187,785,162
    15,427,496      HSBC Holdings PLC...................................................................    241,791,290
     6,509,852      Lloyds TSB Group PLC................................................................     52,059,480
       330,000      State Street Corp. .................................................................     17,186,400
     3,696,560      Wells Fargo & Co. ..................................................................    217,690,418
                                                                                                         --------------
                                                                                                            993,003,990
                                                                                                         --------------
   BUILDING MATERIALS - (1.47%)
       930,600      Martin Marietta Materials, Inc. ....................................................     43,710,282
       924,100      Vulcan Materials Co. ...............................................................     43,959,437
                                                                                                         --------------
                                                                                                             87,669,719
                                                                                                         --------------
   BUSINESS SERVICES - (1.05%)
     1,241,000      D&B Corp.*..........................................................................     62,931,110
                                                                                                         --------------
   CONSUMER PRODUCTS - (5.74%)
     6,307,500      Altria Group, Inc. .................................................................    343,254,150
                                                                                                         --------------
   DIVERSIFIED MANUFACTURING - (4.05%)
     9,139,764      Tyco International Ltd. ............................................................    242,203,746
                                                                                                         --------------
   ELECTRONICS - (0.52%)
    10,192,500      Agere Systems Inc., Class A*........................................................     31,087,125
                                                                                                         --------------
   ENERGY - (6.00%)
     2,070,080      ConocoPhillips......................................................................    135,735,146
     1,860,421      Devon Energy Corp. .................................................................    106,527,706
     1,313,100      EOG Resources, Inc. ................................................................     60,625,827
     1,325,800      Occidental Petroleum Corp. .........................................................     56,001,792
                                                                                                         --------------
                                                                                                            358,890,471
                                                                                                         --------------
   FINANCIAL SERVICES - (15.73%)
     8,807,800      American Express Co. ...............................................................    424,800,194
     4,704,189      Citigroup Inc. .....................................................................    228,341,334
     1,203,000      H&R Block, Inc. ....................................................................     66,610,110
     1,958,000      Loews Corp. ........................................................................     96,823,100
     1,132,800      Moody's Corp. ......................................................................     68,591,040
     1,957,400      Providian Financial Corp.* .........................................................     22,784,136
       691,860      Takefuji Corp. .....................................................................     32,353,746
                                                                                                         --------------
                                                                                                           940,303,660
                                                                                                         --------------
   FOOD/BEVERAGE & RESTAURANT - (3.36%)
     7,030,748      Diageo PLC..........................................................................     92,244,305
       771,900      Heineken Holding NV, Class A .......................................................     26,385,438
       652,400      Hershey Foods Corp. ................................................................     50,228,276

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   FOOD/BEVERAGE & RESTAURANT - CONTINUED
     1,000,000      Kraft Foods Inc., Class A........................................................... $   32,220,000
                                                                                                         --------------
                                                                                                            201,078,019
                                                                                                         --------------
   HOTELS & MOTELS - (0.77%)
       988,700      Marriott International, Inc., Class A...............................................     45,677,940
                                                                                                         --------------
   INDUSTRIAL - (3.43%)
     3,786,700      Sealed Air Corp.*...................................................................    205,011,938
                                                                                                         --------------
   INSURANCE BROKERS - (0.85%)
     2,112,700      Aon Corp. ..........................................................................     50,578,038
                                                                                                         --------------
   INVESTMENT FIRMS - (3.03%)
       890,300      Janus Capital Group Inc. ...........................................................     14,609,823
       315,099      Julius Baer Holding, Ltd. AG........................................................    106,195,977
     1,039,864      Morgan Stanley......................................................................     60,176,930
                                                                                                         --------------
                                                                                                            180,982,730
                                                                                                         --------------
   LIFE INSURANCE - (0.53%)
       658,000      Principal Financial Group, Inc. ....................................................     21,760,060
       400,000      Sun Life Financial Inc. ............................................................     10,008,000
                                                                                                         --------------
                                                                                                             31,768,060
                                                                                                         --------------
   MEDIA - (1.60%)
     1,282,459      Lagardere S.C.A. ...................................................................     73,956,759
     2,235,400      WPP Group PLC.......................................................................     21,886,815
                                                                                                         --------------
                                                                                                             95,843,574
                                                                                                         --------------
   MULTI-LINE INSURANCE - (5.48%)
     4,939,325      American International Group, Inc. .................................................    327,378,461
                                                                                                         --------------
   PHARMACEUTICAL AND HEALTH CARE - (4.12%)
     1,180,000      Eli Lilly and Co. ..................................................................     82,989,400
     1,341,500      HCA Inc. ...........................................................................     57,630,840
       427,600      Merck & Co., Inc. ..................................................................     19,755,120
       670,000      Novartis AG, Registered.............................................................     30,405,318
     1,569,460      Pfizer Inc. ........................................................................     55,449,022
                                                                                                         --------------
                                                                                                            246,229,700
                                                                                                         --------------
   PROPERTY/CASUALTY INSURANCE - (8.37%)
         2,900      Berkshire Hathaway Inc., Class A*...................................................    244,325,000
         6,366      Berkshire Hathaway Inc., Class B*...................................................     17,920,290
       288,400      Chubb Corp. ........................................................................     19,640,040
        20,000      Markel Corp.*.......................................................................      5,070,200
     2,553,200      Progressive Corp. (Ohio)............................................................    213,421,988
                                                                                                         --------------
                                                                                                            500,377,518
                                                                                                         --------------
   PUBLISHING - (0.72%)
       483,300      Gannett Co., Inc. ..................................................................     43,091,028
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   REAL ESTATE - (1.84%)
     1,469,194      Centerpoint Properties Trust (b).................................................... $  110,042,631
                                                                                                         --------------
   REINSURANCE - (1.60%)
     1,185,500      Transatlantic Holdings, Inc. .......................................................     95,788,400
                                                                                                         --------------
   RETAILING - (3.48%)
       338,500      AutoZone, Inc.*.....................................................................     28,843,585
     4,817,000      Costco Wholesale Corp.*.............................................................    179,096,060
                                                                                                         --------------
                                                                                                            207,939,645
                                                                                                         --------------
   TECHNOLOGY - (2.75%)
     1,428,600      Lexmark International, Inc.*........................................................    112,345,104
     1,880,000      Microsoft Corp. ....................................................................     51,700,000
                                                                                                         --------------
                                                                                                            164,045,104
                                                                                                         --------------
   TRANSPORTATION - (0.92%)
       740,500      United Parcel Service, Inc., Class B................................................     55,204,275
                                                                                                         --------------

                             Total Common Stock - (identified cost $3,989,390,967)......................  5,620,381,032
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED AMERICAN SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
SHORT TERM INVESTMENTS - (5.86%)
  $ 98,521,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                         01/02/04, dated 12/31/03, repurchase value of $98,526,419
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $100,491,420)............................................  $     98,521,000
   153,411,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                         01/02/04, dated 12/31/03, repurchase value of $153,419,779
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $156,479,220)............................................       153,411,000
    98,521,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                         01/02/04, dated 12/31/03, repurchase value of $98,526,473
                         (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $100,491,420)............................................        98,521,000
                                                                                                       ----------------

                             Total Short Term Investments - (identified cost $350,453,000)...........       350,453,000
                                                                                                       ----------------

                        Total Investments - (99.88%) - (identified cost $4,339,843,967) - (a)........     5,970,834,032
                        Other Assets Less Liabilities - (0.12%)......................................         7,050,798
                                                                                                       ----------------
                             Net Assets - (100%).....................................................  $  5,977,884,830
                                                                                                       ================
*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $4,344,044,409. At
December 31, 2003, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation......................................................  $  1,799,454,468
                        Unrealized depreciation......................................................      (172,664,845)
                                                                                                       ----------------
                             Net unrealized appreciation ............................................  $  1,626,789,623
                                                                                                       ================

(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2003. The aggregate fair value of the securities of affiliated companies held by the Fund as of December 31, 2003 amounts to $110,042,631. Transactions during the period in which the issuers were affiliates are as follows:

                            Shares                 Gross           Gross             Shares                 Dividend
Security                    December 31, 2002      Additions       Reductions        December 31, 2003      Income
--------                    -----------------      ---------       ----------        -----------------      ------
Centerpoint Properties
     Trust                      1,521,194             -                 52,000        1,469,194            $3,664,911

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - (98.53%)
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (6.06%)
        37,500      Bank One Corp. .....................................................................  $   1,709,625
        17,900      Commerce Bancorp, Inc. .............................................................        942,972
        30,500      Golden West Financial Corp. ........................................................      3,147,295
                                                                                                          -------------
                                                                                                              5,799,892
                                                                                                          -------------
   BUSINESS SERVICES - (0.66%)
       12,500       D&B Corp.*..........................................................................        633,875
                                                                                                          -------------
   CHEMICALS - (3.11%)
       52,100       Sigma-Aldrich Corp. ................................................................      2,975,952
                                                                                                          -------------
   CONSUMER PRODUCTS - (2.84%)
        49,900      Altria Group, Inc. .................................................................      2,715,558
                                                                                                          -------------
   DISTRIBUTORS - (4.75%)
        89,700      Aramark Corp., Class B..............................................................      2,459,574
        42,000      Hughes Supply, Inc. ................................................................      2,084,040
                                                                                                          -------------
                                                                                                              4,543,614
                                                                                                          -------------
   DIVERSIFIED - (3.27%)
        55,612      Groupe Bruxelles Lambert S.A. ......................................................      3,129,954
                                                                                                          -------------
   DIVERSIFIED MANUFACTURING - (2.85%)
       103,000      Tyco International Ltd. ............................................................      2,729,500
                                                                                                          -------------
   ELECTRONICS - (9.29%)
       402,900      Agere Systems Inc., Class A*........................................................      1,228,845
       117,100      Agilent Technologies, Inc.*.........................................................      3,424,004
       37,300       Applied Materials, Inc.*............................................................        837,012
        27,600      Garmin Ltd..........................................................................      1,502,268
       185,060      Taiwan Semiconductor Manufacturing Co. Ltd., ADR*...................................      1,895,014
                                                                                                          -------------
                                                                                                              8,887,143
                                                                                                          -------------
   EMPLOYEE STAFFING - (0.43%)
        17,260      Hudson Highland Group, Inc.*........................................................        409,235
                                                                                                          -------------
   ENERGY - (6.29%)
        89,700      Calpine Corp.*......................................................................        431,457
        26,900      PetroChina Co. Ltd., ADR............................................................      1,534,645
        88,000      Premcor Inc.*.......................................................................      2,288,000
        58,700      Sempra Energy.......................................................................      1,764,522
                                                                                                          -------------
                                                                                                              6,018,624
                                                                                                          -------------
   FINANCIAL SERVICES - (1.91%)
        30,000      Northern Trust Corp. ...............................................................      1,392,600
         9,300      Takefuji Corp. .....................................................................        434,900
                                                                                                          -------------
                                                                                                              1,827,500
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   FOOD/BEVERAGE & RESTAURANT - (3.82%)
        11,200      Diageo PLC, ADR.....................................................................  $     592,032
        25,700      Heineken Holding NV, Class A........................................................        878,489
        52,100      McDonald's Corp. ...................................................................      1,293,643
        26,500      Papa John's International, Inc.*....................................................        884,570
                                                                                                          -------------
                                                                                                              3,648,734
                                                                                                          -------------
   HOTELS & MOTELS - (1.02%)
        21,000      Marriott International, Inc., Class A...............................................        970,200
                                                                                                          -------------
   INDUSTRIAL - (1.48%)
        26,200      Sealed Air Corp.*...................................................................      1,418,468
                                                                                                          -------------
   INFORMATION/INFORMATION PROCESSING - (4.52%)
        19,600      Automatic Data Processing, Inc. ....................................................        776,356
        36,900      Equifax Inc. .......................................................................        904,050
        90,900      Reynolds & Reynolds Co., Class A....................................................      2,640,645
                                                                                                          -------------
                                                                                                              4,321,051
                                                                                                          -------------
   INVESTMENT FIRMS - (0.39%)
         1,100      Julius Baer Holding, Ltd. AG........................................................        370,727
                                                                                                          -------------
   LIFE INSURANCE - (0.88%)
        23,300      AFLAC Inc. .........................................................................        842,994
                                                                                                          -------------
   MANUFACTURING - (0.80%)
        34,600      Electrolux AB, Series B.............................................................        760,038
                                                                                                          -------------
   MEDIA - (8.12%)
        55,100      Belo Corp., Class A.................................................................      1,561,534
        67,800      Lagardere S.C.A. ...................................................................      3,909,886
        46,700      WPP Group PLC, ADR..................................................................      2,297,173
                                                                                                          -------------
                                                                                                              7,768,593
                                                                                                          -------------
   MEDICAL INSTRUMENTS - (1.95%)
        81,000      Apogent Technologies Inc.*..........................................................      1,866,240
                                                                                                          -------------
   PHARMACEUTICAL AND HEALTH CARE - (1.60%)
        27,200      AmerisourceBergen Corp. ............................................................      1,527,280
                                                                                                          -------------
   PROPERTY/CASUALTY INSURANCE - (2.43%)
            15      Berkshire Hathaway Inc., Class A*...................................................      1,263,750
        15,700      Cincinnati Financial Corp. .........................................................        654,376
         1,600      Markel Corp.*.......................................................................        405,616
                                                                                                          -------------
                                                                                                              2,323,742
                                                                                                          -------------
   REINSURANCE - (3.16%)
        11,000      Everest Re Group, Ltd. .............................................................        930,600
        25,900      Transatlantic Holdings, Inc. .......................................................      2,092,720
                                                                                                          -------------
                                                                                                              3,023,320
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
SHARES                                           SECURITY                                                      (NOTE 1)
=======================================================================================================================
COMMON STOCK - CONTINUED
   RETAILING - (15.79%)
       227,000      AutoNation, Inc.*...................................................................  $   4,169,990
        43,100      AutoZone, Inc.*.....................................................................      3,672,551
        33,600      Costco Wholesale Corp.*.............................................................      1,249,248
        42,000      Home Depot, Inc. ...................................................................      1,490,580
       100,000      Tiffany & Co. ......................................................................      4,520,000
                                                                                                          -------------
                                                                                                             15,102,369
                                                                                                          -------------
   TECHNOLOGY - (5.64%)
       116,600      BMC Software, Inc.*.................................................................      2,174,590
       519,000      Compal Electronics, Inc. ...........................................................        710,854
         9,700      Lexmark International, Inc.*........................................................        762,808
        47,100      Microsoft Corp. ....................................................................      1,295,250
       101,700      Sun Microsystems, Inc.*.............................................................        451,548
                                                                                                          -------------
                                                                                                              5,395,050
                                                                                                          -------------
   TELECOMMUNICATIONS - (5.47%)
        89,700      AT&T Wireless Services Inc.*........................................................        716,703
       234,600      Covad Communications Group, Inc.*...................................................        842,214
        84,300      Motorola, Inc. .....................................................................      1,186,101
        96,000      Nokia Oyj...........................................................................      1,658,296
        49,000      Nokia Oyj, ADR......................................................................        833,000
                                                                                                          -------------
                                                                                                              5,236,314
                                                                                                          -------------

                              Total Common Stock - (identified cost $71,971,186)........................     94,245,967
                                                                                                          -------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
SHORT TERM INVESTMENTS - (2.70%)
$      727,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                        01/02/04, dated 12/31/03, repurchase value of $727,040
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $741,540)....................................................  $     727,000
     1,133,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                        01/02/04, dated 12/31/03, repurchase value of $1,133,065
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $1,155,660).................................................      1,133,000
       727,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                        01/02/04, dated 12/31/03, repurchase value of $727,040
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $741,540)...................................................        727,000
                                                                                                          -------------

                               Total Short Term Investments - (identified cost $2,587,000)..............      2,587,000
                                                                                                          -------------

                        Total Investments - (101.23%) - (identified cost $74,558,186) - (a)............      96,832,967
                        Liabilities Less Other Assets - (1.23%).........................................     (1,179,819)
                                                                                                          -------------
                               Net Assets - (100%)......................................................  $  95,653,148
                                                                                                          =============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $75,095,767. At December
31, 2003, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:

                        Unrealized appreciation.........................................................  $  23,036,775
                        Unrealized depreciation.........................................................     (1,299,575)
                                                                                                          -------------
                               Net unrealized appreciation .............................................  $  21,737,200
                                                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED U.S. GOVERNMENT INCOME FUND
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
MORTGAGES - (25.90%)
   FANNIE MAE POOLS - (9.54%)
$       42,004      6.00%, 10/01/16, Pool No. 615235....................................................  $      44,352
        95,557      6.50%, 06/01/31, Pool No. 589340....................................................        100,060
       109,500      7.50%, 03/01/32, Pool No. 545546....................................................        117,007
       149,502      6.00%, 11/01/32, Pool No. 545998....................................................        154,754
                                                                                                          -------------
                           Total FANNIE MAE - (identified cost $411,578)................................        416,173
                                                                                                          -------------

   FREDDIE MAC POOLS - (9.06%)
        71,700      6.00%, 10/01/16, Pool No. E01054....................................................         75,571
       122,989      6.00%, 11/01/16, Pool No. E86208....................................................        129,631
        91,937      5.00%, 10/01/17, Pool No. E91955....................................................         94,076
        90,749      7.00%, 06/01/32, Pool No. C68162....................................................         96,075
                                                                                                          -------------
                           Total FREDDIE MAC - (identified cost $391,120)...............................        395,353
                                                                                                          -------------

   GINNIE MAE POOLS - (7.30%)
       178,671      6.00%, 02/15/33, Pool No. 607650....................................................        186,107
       127,001      6.00%, 03/15/33, Pool No. 553126....................................................        132,287
                                                                                                          -------------
                           Total GINNIE MAE - (identified cost $319,687)................................        318,394
                                                                                                          -------------
                           Total Mortgages - (identified cost $1,122,385)...............................      1,129,920
                                                                                                          -------------

U.S. TREASURY BONDS - (17.48%)
       500,000      7.50%, 11/15/16.....................................................................        636,875
        15,000      6.00%, 02/15/26.....................................................................         16,645
        90,000      6.75%, 08/15/26.....................................................................        108,998
                                                                                                          -------------
                           Total U.S. Treasury Bonds - (identified cost $765,106).......................        762,518
                                                                                                          -------------

U.S. TREASURY NOTES - (26.11%)
       400,000      1.875%, 12/31/05....................................................................        400,266
       200,000      6.875%, 05/15/06....................................................................        222,376
       160,000      7.00%, 07/15/06.....................................................................        179,275
        80,000      6.50%, 10/15/06.....................................................................         89,138
       150,000      4.75%, 11/15/08.....................................................................        160,641
        75,000      6.50%, 02/15/10.....................................................................         87,187
                                                                                                          -------------
                           Total U.S. Treasury Notes - (identified cost $1,140,813).....................      1,138,883
                                                                                                          -------------
GOVERNMENT AGENCY NOTES - (25.02%)
       160,000      Fannie Mae, 4.375%, 10/15/06........................................................        167,925
       150,000      Fannie Mae, 5.00%, 01/20/07.........................................................        150,262
       100,000      Fannie Mae, 6.375%, 06/15/09........................................................        112,922
       250,000      Federal Home Loan Bank, 3.875%, 08/22/08 ...........................................        251,365

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED U.S. GOVERNMENT INCOME FUND - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                        SECURITY                                                      (NOTE 1)
=======================================================================================================================
GOVERNMENT AGENCY NOTES - CONTINUED
$      250,000      Freddie Mac, 5.75%, 04/15/08........................................................  $     274,140
       135,000      Freddie Mac, 4.375%, 02/04/10.......................................................        134,980
                                                                                                          -------------
                           Total Government Agency Notes - (identified cost $1,098,647).................      1,091,594
                                                                                                          -------------
SHORT TERM INVESTMENTS - (4.75%)

        58,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                        01/02/04, dated 12/31/03, repurchase value of $58,003
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $59,160).....................................................         58,000
        91,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                        01/02/04, dated 12/31/03, repurchase value of $91,005
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $92,820)....................................................         91,000
        58,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                        01/02/04, dated 12/31/03, repurchase value of $58,003
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $59,160)....................................................         58,000
                                                                                                          -------------
                             Total Short Term Investments - (identified cost $207,000)..................        207,000
                                                                                                          -------------

                        Total Investments - (99.26%) - (identified cost $4,333,951) - (a)...............      4,329,915
                        Other Assets Less Liabilities - (0.74%).........................................         32,323
                                                                                                          -------------
                             Net Assets - (100%)........................................................  $   4,362,238
                                                                                                          =============

(a) Aggregate cost for Federal Income Tax purposes is $4,333,951. At December
31, 2003, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:

                        Unrealized appreciation.........................................................  $      17,428
                        Unrealized depreciation.........................................................        (21,464)
                                                                                                          -------------
                             Net unrealized depreciation................................................  $      (4,036)
                                                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
FANNIE MAE - (35.58%)
$     92,000        Principal-Only Strip, 1.286%, 05/19/04.............................................. $       91,553
   5,000,000        1.016%, 01/20/04 (b)................................................................      4,999,848
     900,000        1.08%, 01/28/04 ....................................................................        899,271
   8,000,000        0.955%, 01/29/04 (b)................................................................      7,999,909
     100,000        1.10%, 02/04/04 ....................................................................         99,896
     970,000        5.125%, 02/13/04....................................................................        974,463
   7,000,000        1.023%, 03/11/04 (b)................................................................      7,000,074
      75,000        5.91%, 03/19/04.....................................................................         75,754
   4,455,000        1.01%, 03/22/04 (b).................................................................      4,454,263
      10,000        6.85%, 04/05/04.....................................................................         10,144
   5,000,000        0.965%, 04/29/04 (b)................................................................      4,999,890
      47,000        5.625%, 05/14/04....................................................................         47,741
     500,000        1.031%, 08/13/04 (b)................................................................        500,094
   2,000,000        1.111%, 09/10/04 (b)................................................................      2,000,000
   2,000,000        1.63%, 12/15/04.....................................................................      2,000,000
   2,000,000        1.50%, 12/21/04.....................................................................      2,000,000
   2,000,000        1.52%, 01/19/05.....................................................................      2,000,000
                                                                                                         --------------
                      Total FANNIE MAE - (identified cost $40,152,900) .................................     40,152,900
                                                                                                         --------------
FEDERAL FARM CREDIT BANK - (0.65%)
     250,000        5.15%, 03/05/04.....................................................................        251,720
     470,000        5.10%, 04/26/04.....................................................................        475,830
                                                                                                         --------------
                      Total Federal Farm Credit Bank - (identified cost $727,550).......................        727,550
                                                                                                         --------------
FEDERAL HOME LOAN BANK - (15.37%)
   5,000,000        1.023%, 01/02/04 (b)................................................................      4,999,990
      25,000        5.06%, 01/05/04.....................................................................         25,010
   1,820,000        5.375%, 01/05/04....................................................................      1,820,841
      25,000        5.28%, 01/06/04.....................................................................         25,014
     250,000        5.17%, 01/08/04.....................................................................        250,191
      40,000        6.06%, 01/12/04.....................................................................         40,059
      50,000        5.50%, 01/26/04.....................................................................         50,149
      25,000        5.195%, 01/29/04....................................................................         25,071
      85,000        5.25%, 01/29/04.....................................................................         85,253
      25,000        6.00%, 02/04/04.....................................................................         25,105
     100,000        5.10%, 02/05/04.....................................................................        100,365
      15,000        6.688%, 02/11/04....................................................................         15,092
     500,000        3.270%, 02/12/04....................................................................        501,217
     250,000        5.25%, 02/13/04.....................................................................        251,177

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
FEDERAL HOME LOAN BANK - CONTINUED
$    400,000        5.435%, 02/23/04.................................................................... $      402,457
     100,000        5.62%, 02/25/04.....................................................................        100,659
     150,000        9.50%, 02/25/04.....................................................................        151,867
      70,000        5.485%, 03/23/04....................................................................         70,674
      50,000        6.05%, 03/26/04.....................................................................         50,564
     350,000        4.875%, 05/14/04....................................................................        354,590
   1,000,000        1.25%/1.75%, 11/26/04 (c)...........................................................      1,000,000
   5,000,000        0.991%, 12/17/04 (b)................................................................      4,999,526
   2,000,000        1.082%, 01/05/05 (b)................................................................      1,999,899
                                                                                                         --------------
                      Total Federal Home Loan Bank - (identified cost $17,344,770)......................     17,344,770
                                                                                                         --------------
FREDDIE MAC - (28.30%)
   7,850,000        3.25%, 01/15/04.....................................................................      7,856,373
   3,500,000        5.00%, 01/15/04.....................................................................      3,505,170
   5,000,000        1.07%, 01/21/04.....................................................................      4,997,028
   3,000,000        1.085%, 02/05/04....................................................................      2,996,835
     775,000        5.25%, 02/15/04.....................................................................        778,881
   5,100,000        1.08%, 02/19/04.....................................................................      5,092,503
      25,000        3.50%, 02/20/04.....................................................................         25,070
     150,000        6.313%, 02/26/04....................................................................        151,154
   1,500,000        5.00%, 05/15/04.....................................................................      1,520,658
      20,000        6.25%, 07/15/04.....................................................................         20,458
   5,000,000        1.45%, 11/16/04.....................................................................      4,998,054
                                                                                                         --------------
                      Total FREDDIE MAC - (identified cost $31,942,184).................................     31,942,184
                                                                                                         --------------
SALLIE MAE - (0.63%)
     200,000        0.991%, 01/15/04 (b)................................................................        199,980
     500,000        5.00%, 06/30/04.....................................................................        509,315
                                                                                                         --------------
                      Total SALLIE MAE - (identified cost $709,295).....................................        709,295
                                                                                                         --------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED CAPITAL PRESERVATION TRUST -
   SELECTED DAILY GOVERNMENT FUND - CONTINUED
DECEMBER 31, 2003

                                                                                                                VALUE
PRINCIPAL                                                                                                      (NOTE 1)
=======================================================================================================================
REPURCHASE AGREEMENTS - (21.01%)
$    6,667,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 0.99%,
                        01/02/04, dated 12/31/03, repurchase value of $6,667,367
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $6,800,340).................................................. $    6,667,000
    10,381,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.03%,
                        01/02/04, dated 12/31/03, repurchase value of $10,381,594
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $10,588,620)................................................     10,381,000
     6,667,000      UBS Financial Services Inc. Joint Repurchase Agreement, 1.00%,
                        01/02/04, dated 12/31/03, repurchase value of $6,667,370
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                         total market value $6,800,340).................................................      6,667,000
                                                                                                         --------------
                             Total Repurchase Agreements  - (identified cost $23,715,000)...............     23,715,000
                                                                                                         --------------

                         Total Investments - (101.54%) - (identified cost $114,591,699) - (a)...........    114,591,699
                         Liabilities Less Other Assets - (1.54%)........................................     (1,739,173)
                                                                                                         --------------
                             Net Assets - (100%)........................................................ $  112,852,526
                                                                                                         ==============

(a) Aggregate cost for Federal Income Tax purposes is $114,591,699.

(b) The interest rates on floating rate securities, shown as of December 31, 2003, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2003
================================================================================

                                                                                              U.S.
                                                       SELECTED              SELECTED      GOVERNMENT           DAILY
                                                       AMERICAN              SPECIAL         INCOME           GOVERNMENT
                                                        SHARES               SHARES           FUND               FUND
                                                        ------               ------           ----               ----
ASSETS:
   Investments in securities, at value * (see
     accompanying Schedules of Investments)
     Unaffiliated companies......................   $ 5,860,791,401     $   96,832,967   $    4,329,915     $  114,591,699
     Affiliated companies........................       110,042,631              -                -                 -
   Cash..........................................           160,663              3,073            2,331              3,231
   Receivables:
     Dividends and interest......................        10,387,601             79,105           37,929            410,044
     Capital stock sold..........................        13,110,378            371,816              266             24,560
     Due from adviser............................            -                   -                  786            -
     Prepaid expenses............................            63,861              5,070              654              4,093
                                                    ---------------     --------------   --------------     --------------
         Total assets............................     5,994,556,535         97,292,031        4,371,881        115,033,627
                                                    ---------------     --------------   --------------     --------------
LIABILITIES:
   Payables:
     Capital stock reacquired....................         5,220,290            717,979              237             64,588
     Investment securities purchased.............         5,330,940            787,804             -             1,999,899
   Accrued expenses..............................         2,027,290             52,469            4,573             41,922
   Accrued management fees.......................         2,994,654             60,025            1,302             31,456
   Distributions payable.........................            -                   -                3,043             34,144
   Other liabilities.............................         1,098,531             20,606              488              9,092
                                                    ---------------     --------------   --------------     --------------
         Total liabilities.......................        16,671,705          1,638,883            9,643          2,181,101
                                                    ---------------     --------------   --------------     --------------
NET ASSETS ......................................   $ 5,977,884,830     $   95,653,148   $    4,362,238     $  112,852,526
                                                    ===============     ==============   ==============     ==============
SHARES OUTSTANDING (NOTE 5)......................       180,203,897          8,174,281          492,206        112,852,526
                                                    ===============     ==============   ==============     ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets [divided by] Shares Outstanding).....       $     33.17         $    11.70       $     8.86         $     1.00
                                                        ===========         ==========       ==========         ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock..........   $   225,254,871     $    2,043,570   $       49,221     $   11,285,253
   Additional paid-in capital....................     4,639,733,025         72,071,221        4,373,012        101,567,273
   Overdistributed net investment income.........        (1,300,146)           (24,039)            (146)           -
   Accumulated net realized losses from
     investments and foreign currency
     transactions................................      (516,808,966)          (707,785)         (55,813)           -
   Net unrealized appreciation (depreciation) on
     investments and foreign currency
     transactions................................     1,631,006,046         22,270,181           (4,036)            -
                                                    ---------------     --------------   --------------     --------------
                                                    $ 5,977,884,830     $   95,653,148   $    4,362,238     $  112,852,526
                                                    ===============     ==============   ==============     ==============


* Including repurchase agreements of $350,453,000, $2,587,000, $207,000 and $23,715,000 for Selected American Shares, Selected Special Shares, Selected U.S. Government Income Fund and Selected Daily Government Fund, respectively, and cost of $74,558,186, $4,333,951 and $114,591,699 for Selected Special Shares,
Selected U.S. Government Income Fund and Selected Daily Government Fund, respectively. For Selected American Shares, the cost for Unaffiliated and Affiliated companies is $4,309,748,945 and $30,095,022, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

================================================================================

                                                                                                  U.S.
                                                          SELECTED           SELECTED          GOVERNMENT          DAILY
                                                          AMERICAN            SPECIAL            INCOME         GOVERNMENT
                                                           SHARES             SHARES              FUND             FUND
                                                           ------             ------              ----             ----
INVESTMENT INCOME (LOSS):
Income:
   Dividends
     Unaffiliated companies*......................    $    76,951,620    $       563,755   $       -          $      -
     Affiliated companies.........................          3,664,911            -                 -                 -
   Interest.......................................          3,700,663             37,037           150,685       1,392,108
   Security lending fees..........................             25,807           -                  -                 -
                                                      ---------------    ---------------   ---------------    ------------
       Total income...............................         84,343,001            600,792           150,685       1,392,108
                                                      ---------------    ---------------   ---------------    ------------
Expenses:
   Management fees (Note 2).......................         27,228,113            506,345            15,415         344,997
   Custodian fees.................................            880,492             30,006            13,606          21,397
   Transfer agent fees............................          3,825,267             93,983            12,717          45,747
   Audit fees.....................................             45,600             14,400             7,200          12,000
   Legal fees.....................................             68,253              4,409               170           3,900
   Reports to shareholders........................            588,657              8,121             1,253          10,034
   Directors' fees and expenses...................            614,122             10,142               511          11,008
   Registration and filing fees...................             57,233             24,249            12,564          22,344
   Miscellaneous..................................             33,134             10,047             7,128           6,917
   Payments under distribution plan (Note 3)......         12,166,768            182,906            12,846         287,497
                                                      ---------------    ---------------   ---------------    ------------
       Total expenses.............................         45,507,639            884,608            83,410         765,841
       Expenses paid indirectly (Note 6)..........           (136,685)               (17)              (57)            (11)
       Reimbursement/waiver of expenses by
         adviser (Note 2).........................             -                -                  (16,532)           -
                                                      ---------------    ---------------   ---------------    ------------
       Net expenses...............................         45,370,954            884,591            66,821         765,830
                                                      ---------------    ---------------   ---------------    ------------
       Net investment income (loss)...............         38,972,047           (283,799)           83,864         626,278
                                                      ---------------    ---------------   ---------------    ------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from:
     Investment transactions:
       Unaffiliated companies.....................       (140,811,460)         4,765,105            14,290           -
       Affiliated companies.......................          1,742,262           -                  -                 -
     Foreign currency transactions................           (158,574)           (28,483)          -                 -
     Payments by affiliates (Note 8)..............            119,713           -                  -                 -
   Net change in unrealized appreciation
      (depreciation) of investments during the
       period ....................................      1,469,948,314         21,631,485           (86,753)          -
                                                      ---------------    ---------------   ---------------    ------------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and
     payments by affiliates.......................      1,330,840,255         26,368,107           (72,463)          -
                                                      ---------------    ---------------   ---------------    ------------
     Net increase in net assets resulting
       from operations............................    $ 1,369,812,302    $    26,084,308   $        11,401    $    626,278
                                                      ===============    ===============   ===============    ============

   * Net of foreign taxes withheld as follows.....    $     1,714,134    $        15,240           -                 -

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003

================================================================================

                                                                                           U.S.
                                                     SELECTED          SELECTED         GOVERNMENT             DAILY
                                                     AMERICAN           SPECIAL           INCOME            GOVERNMENT
                                                      SHARES            SHARES             FUND                FUND
                                                      ------            ------             ----                ----
OPERATIONS:
    Net investment income (loss)................ $     38,972,047  $      (283,799)  $         83,864    $       626,278
    Net realized gain (loss) from investments,
      foreign currency transactions and
      payments by affiliates....................     (139,108,059)       4,736,622             14,290              -
    Net change in unrealized appreciation
      (depreciation) of investments.............    1,469,948,314       21,631,485            (86,753)             -
                                                 ----------------  ---------------   ----------------    ---------------
    Net increase in net assets resulting
      from operations...........................    1,369,812,302       26,084,308             11,401            626,278

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................      (35,901,174)          -                (146,284)          (626,278)
    Realized gains from investment transactions.          -             (3,656,693)            -                       -
    Return of capital...........................       (2,024,047)          -                  -                       -


CAPITAL SHARE TRANSACTIONS
    (NOTE 5)....................................      300,352,365       13,463,555           (848,550)        (3,333,974)
                                                 ----------------  ---------------   ----------------    ---------------
Total increase (decrease) in net assets.........    1,632,239,446       35,891,170           (983,433)        (3,333,974)
NET ASSETS:
    Beginning of year...........................    4,345,645,384       59,761,978          5,345,671        116,186,500
                                                 ----------------  ---------------   ----------------    ---------------
    End of year (including overdistributed net
      investment income of $1,300,146,
      $24,039 and $146 for Selected
      American Shares, Selected Special Shares
      and Selected U.S. Government Income
      Fund, respectively)....................... $  5,977,884,830  $    95,653,148   $      4,362,238    $   112,852,526
                                                 ================  ===============   ================    ===============

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2002

================================================================================

                                                                                             U.S.
                                                   SELECTED              SELECTED         GOVERNMENT          DAILY
                                                   AMERICAN               SPECIAL           INCOME         GOVERNMENT
                                                    SHARES                SHARES             FUND             FUND
                                                    ------                ------             ----             ----
OPERATIONS:
    Net investment income (loss).............. $     29,532,405      $    (309,343)    $    168,632      $   1,476,610
    Net realized gain (loss) from
      investments and foreign currency
      transactions............................     (308,403,528)        (1,567,663)         129,053              -
    Net increase (decrease) in unrealized
      appreciation of investments.............     (658,252,830)       (11,458,544)          15,448              -
                                               ----------------      -------------     ------------      -------------
    Net increase (decrease) in net
      assets resulting from operations........     (937,123,953)       (13,335,550)         313,133          1,476,610

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.....................      (32,858,762)            -              (168,632)        (1,476,610)
    Realized gains from investment
       transactions ..........................            -               (301,935)         (49,411)            -
    Return of capital.........................       (1,389,403)            -                -                  -

CAPITAL SHARE TRANSACTIONS
    (NOTE 5)..................................     (247,964,073)           307,866        1,273,794          3,806,489
                                               ----------------      -------------     ------------      -------------

Total increase (decrease) in net assets.......   (1,219,336,191)       (13,329,619)       1,368,884          3,806,489

NET ASSETS:
    Beginning of year.........................    5,564,981,575         73,091,597        3,976,787        112,380,011
                                               ----------------      -------------     ------------      -------------
    End  of  year  (including  overdistributed
       net investment income of $4,212,445,
       $14,940 and $146 for Selected American
       Shares, Selected Special Shares and
       Selected U.S. Government Income Fund,
       respectively) ......................... $  4,345,645,384      $  59,761,978     $  5,345,671      $ 116,186,500
                                               ================      =============     ============      =============

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Selected Funds (the Funds) consist of Selected American Shares, Inc., (American Shares, Inc.), Selected Special Shares, Inc., (Special Shares, Inc.) and the Selected Capital Preservation Trust (the Trust). The Trust operates as a series fund, consisting of the U.S. Government Income Fund and Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Trust accounts separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

     American Shares, Inc. and Special Shares, Inc. are diversified, professionally managed stock-oriented funds.

     Selected U.S. Government Income Fund (U.S. Government Income) seeks to obtain current income consistent with preservation of capital by investing primarily in debt obligations of the U.S. Government, its agencies or instrumentalities. The Board of Trustees of U.S. Government Income has approved the liquidation of U.S. Government Income to take effect on or about March 16, 2004.

     Selected Daily Government Fund (Daily Government) seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

     An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Daily Government seeks to maintain a net asset value of $1.00 per share.

A. VALUATION OF SECURITIES - Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors/Trustees. Daily Government uses the amortized cost method of valuing investment securities, which represents fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2003, American Shares, Inc. had post October 2003 losses of approximately $39,179,000 available to offset future capital gains, if any, which expire in 2012. Additionally, American Shares, Inc. had $110,000 of post October 2003 foreign currency losses which were deferred. At December 31, 2003, Special Shares, Inc. had post October 2003 losses of approximately $170,000 available to offset future capital gains, if any, which expire in 2012. Additionally, Special Shares, Inc. had $3,000 of post October 2003 foreign currency losses which were deferred. At December 31, 2003, U.S. Government Income had post October 2003 losses of approximately $4,100 available to offset future capital gains, if any, which expire in 2012. At December 31, 2003, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

                                    AMERICAN            U.S. GOVERNMENT
                                  SHARES, INC.                INCOME
                                  ------------                ------
          EXPIRING
          --------
          12/31/2009            $    67,867,000         $        -
          12/31/2010                296,227,000                  -
          12/31/2011                109,428,000                51,700
                                ---------------         -------------
          TOTAL                 $   473,522,000         $      51,700


F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds have adopted a non-funded deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's/Trustee's deferral account is based upon years of service and fees paid to each Director/Trustee during the years of service. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Director/Trustee in shares of one or more Selected Funds selected by the Director/Trustee. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds. Deferral of Director/Trustees' fees under the plan will not affect the net assets of the Funds, and will not materially affect the Fund's assets, liabilities, or net income per share.

     On December 31, 2003, the Funds set up a Rabbi Trust to provide for the deferred compensation plan. The Funds will make contributions to the Trust to assist in meeting of the liabilities under the Plan. During the year ended December 31, 2003, for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government credits of $441,129, $7,175, $103 and $1,991, respectively were made for these obligations. These amounts along with the previously accrued liability were transferred into the Trust. The amount of shares to be purchased by the Trust of American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government were $1,098,531, $20,606, $488 and $9,092, respectively.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the tax deferral of losses on "wash sale" transactions and the tax treatment of paydowns on fixed income securities. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2003, for Selected American Shares, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $1,865,473, a decrease in accumulated net realized loss of $158,574 and a decrease in paid in capital of $2,024,047; for Selected Special Shares, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $274,700, an increase in accumulated net realized loss of $227,260 and a decrease in paid in capital of $47,440; for U.S. Government Income, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $62,420 and a corresponding decrease to accumulated realized gain.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows:

                                        Ordinary     Long-Term     Return of
                                         Income     Capital Gain    Capital         Total
                                         ------     ------------    -------         -----
Selected American Shares
    2003 .........................    $35,901,174   $     -       $ 2,024,047    $37,925,221
    2002 .........................     32,858,762         -         1,389,403     34,248,165

Selected Special Shares
    2003 .........................      1,898,668    1,758,025          -          3,656,693
    2002 .........................          -          301,935          -            301,935

Selected US Government Income Fund
    2003 .........................        146,284         -             -            146,284
    2002 .........................        168,632       49,411          -            218,043

Selected Daily Government Fund
    2003 .........................        626,278         -             -            626,278
    2002 .........................      1,476,610         -             -          1,476,610

As of December 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                               U.S.
                                                        SELECTED           SELECTED         GOVERNMENT
                                                        AMERICAN           SPECIAL            INCOME
                                                         SHARES             SHARES             FUND
                                                         ------            ------              ----
Undistributed net investment income..............   $        -         $       -         $          342
Accumulated net realized losses from
   investments and foreign currency
   transactions .................................      (512,810,139)         (173,638)          (55,813)
   Net unrealized appreciation (depreciation)
     on investments..............................     1,626,805,604        21,732,601            (4,036)
                                                    ---------------    --------------    --------------
     Total.......................................   $ 1,113,995,465    $   21,558,963    $      (59,507)
                                                    ===============    ==============    ==============

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================
NOTE 2 - INVESTMENT ADVISORY FEES

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), the Fund's investment adviser. The rate for American Shares, Inc. is 0.65% on the first $500 million of average net assets, 0.60% of the average net assets on the next $500 million, 0.55% of the average net assets on the next $2 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion and 0.50% of the average net assets in excess of $7 billion. The rate for Special Shares, Inc. is 0.70% on the first $50 million of average net assets, 0.675% on the next $100 million, 0.65% on the next $100 million and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2003, approximated 0.56% and 0.69% of average net assets for American Shares, Inc. and Special Shares, Inc., respectively. The rate for both U.S. Government Income and Daily Government is 0.30% of average net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2003 was $176,828, $10,974, $968 and $3,842 for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government, respectively. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

     The Adviser has voluntarily agreed to waive certain expenses incurred in the current fiscal year which exceed 1.30% of average net assets for U.S. Government Income. During the year ended December 31, 2003, the Adviser voluntarily agreed to waive $16,532 in expenses for U.S. Government Income. This undertaking may be amended or withdrawn at any time.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

     For services under the distribution agreement, the Funds pay a fee of 0.25% of average daily net assets. For the year ended December 31, 2003, American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government incurred distribution services fees totaling $12,166,768, $182,906, $12,846 and $287,497, respectively.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2003 were as follows:

                                AMERICAN         SPECIAL      U.S. GOVERNMENT
                               SHARES, INC.    SHARES, INC.       INCOME
                               ------------    ------------       ------
Cost of purchases...........  $ 650,887,660    $ 43,168,611    $ 6,639,484
Proceeds of sales...........  $ 383,134,243    $ 32,593,861    $ 5,020,823

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================
Note 5 - Capital Stock

     At December 31, 2003, there were 300 million shares of capital stock of American Shares, Inc. ($1.25 par value per share) authorized. At December 31, 2003, there were 50 million shares of capital stock of Special Shares, Inc. ($0.25 par value per share) authorized. At December 31, 2003, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:


                                                                                   YEAR ENDED
                                                                               DECEMBER 31, 2003
                                                     ----------------------------------------------------------------

                                                      AMERICAN          SPECIAL             U.S.
                                                       SHARES           SHARES           GOVERNMENT           DAILY
                                                        INC.             INC.              INCOME           GOVERNMENT
                                                        ----             ----              ------           ----------
Shares sold .....................................     34,874,537       2,003,231            117,387         10,583,488
Shares issued in reinvestment of distributions ..      1,117,524         298,010             15,179            640,691
                                                       ---------         -------             ------            -------
                                                      35,992,061       2,301,241            132,566         11,224,179
Shares redeemed .................................    (26,149,475)     (1,067,330)          (229,472)       (14,558,153)
                                                     -----------      ----------           --------        -----------
      Net increase (decrease) ...................      9,842,586       1,233,911            (96,906)        (3,333,974)
                                                       =========       =========            =======         ==========

Proceeds from shares sold .......................   $985,458,597     $20,328,439        $ 1,064,586        $10,583,488
Proceeds from shares issued in
    reinvestment of distributions ...............     35,661,013       3,439,034            136,368            640,691
                                                      ----------       ---------            -------            -------
                                                   1,021,119,610      23,767,473          1,200,954         11,224,179
Cost of shares redeemed .........................   (720,767,245)    (10,303,918)        (2,049,504)       (14,558,153)
                                                    ------------     -----------         ----------        -----------
      Net increase (decrease) ...................   $300,352,365     $13,463,555        $  (848,550)       $(3,333,974)
                                                    ============     ===========        ===========        ===========


                                                                                   YEAR ENDED
                                                                               DECEMBER 31, 2002
                                                     -------------------------------------------------------------------

                                                      AMERICAN          SPECIAL              U.S.
                                                       SHARES           SHARES           GOVERNMENT             DAILY
                                                        INC.             INC.              INCOME             GOVERNMENT
                                                        ----             ----              ------             ----------
Shares sold .....................................     37,405,530        2,426,855            375,506         14,742,743
Shares issued in reinvestment of distributions ..      1,234,100           30,503             21,723          1,507,431
                                                       ---------           ------             ------          ---------
                                                      38,639,630        2,457,358            397,229         16,250,174
Shares redeemed .................................    (47,855,930)      (2,481,408)          (256,805)       (12,443,685)
                                                     -----------       ----------           --------        -----------
      Net increase (decrease) ...................     (9,216,300)         (24,040)           140,424          3,806,489
                                                      ==========          =======            =======          =========

Proceeds from shares sold ....................... $1,036,812,994      $23,340,084         $3,375,643        $14,742,743
Proceeds from shares issued in
    reinvestment of distributions ...............     32,656,579          280,018            195,087          1,507,431
                                                      ----------          -------            -------          ---------
                                                   1,069,469,573       23,620,102          3,570,730         16,250,174
Cost of shares redeemed ......................... (1,317,433,646)      (2,296,936)       (12,443,685)       (12,443,685)
                                                  --------------       ----------        -----------         ----------
      Net increase (decrease) ...................  $(247,964,073)        $307,866         $1,273,794         $3,806,489
                                                   =============         ========         ==========         ==========

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2003, such reductions amounted to $213, $17, $57 and $11 for American Shares, Inc., Special Shares, Inc., U.S. Government Income and Daily Government, respectively.

SELECTED FUNDS
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 2003
================================================================================

Note 6 - EXPENSES PAID INDIRECTLY - (Continued)

     American Shares, Inc. has entered into agreements with certain brokers whereby the Fund's operating expenses are reduced by a portion of the commissions paid to such brokers. Portfolio transactions are allocated to these brokers only when the Fund's traders make a good faith determination that such brokers can achieve best execution, not withstanding the operating expense reductions. During the year ended December 31, 2003 the reduction amounted to $136,472.

Note 7 - SECURITIES LOANED

     American Shares, Inc. (the "Fund") has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. Cash collateral is invested by the Adviser in money market instruments. As of December 31, 2003, the Fund did not have any loaned securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.


Note 8 - PAYMENTS BY AFFILIATES

     Davis Selected Advisers, L.P. reimbursed each fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to Selected American Shares, Inc. was $119,713.

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED AMERICAN SHARES, INC.
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

                                                                Year ended December 31,
                                                                -----------------------
                                              2003          2002         2001         2000         1999
                                              ----          ----         ----         ----         ----
Net Asset Value, Beginning of Period....  $    25.51    $    30.99   $    35.33    $    35.80   $    31.16
                                          ----------    ----------   ----------    ----------   ----------
Income (Loss) From Investment Operations
 Net Investment Income..................         .22           .17          .14           .15          .15
 Net Realized and Unrealized
    Gains (Losses)......................        7.65         (5.45)       (4.10)         2.98         6.08
                                          ----------    ----------   ----------    ----------   ----------
    Total From Investment Operations....        7.87         (5.28)       (3.96)         3.13         6.23
Dividends and  Distributions
 Dividends from Net Investment Income...        (.20)         (.17)        (.14)         (.14)        (.15)
 Distributions from Realized Gains......        -             -            (.24)        (3.46)       (1.44)
 Dividends in Excess of Net
    Investment Income...................        -             -            -(4)          -            -
  Return of Capital.....................        (.01)         (.03)        -             -            -
                                          ----------    ----------   ----------    ----------   ----------
    Total Dividends and Distributions...        (.21)         (.20)        (.38)        (3.60)       (1.59)
                                          ----------    ----------   ----------    ----------   ----------
Net Asset Value, End of Period..........  $    33.17    $    25.51   $    30.99    $    35.33   $    35.80
                                          ==========    ==========   ==========    ==========   ==========
Total Return(1).........................      30.90%      (17.06)%     (11.17)%         9.33%       20.32%

Ratios/Supplemental Data
 Net Assets, End of Period
    (000,000 omitted)...................      $5,978        $4,346       $5,565        $5,707       $3,704
 Ratio of Expenses to Average Net Assets        .94%(3)       .94%(3)      .94%(3)       .92%         .93%
 Ratio of Net Investment Income to
    Average Net Assets..................        .80%          .61%         .45%          .52%         .24%
 Portfolio Turnover Rate(2).............          8%           19%          20%           22%          21%

   (1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

   (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

   (3) Ratio of expenses to average net assets after the reduction of expenses paid indirectly .93% for 2003, 2002 and 2001.

   (4)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED SPECIAL SHARES, INC.
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

                                                               Year ended December 31,
                                             --------------------------------------------------------
                                              2003           2002        2001        2000        1999
                                              ----           ----        ----        ----        ----
Net Asset Value, Beginning of Period.....   $    8.61     $   10.50    $   13.68   $   16.17   $   14.76
                                            ---------     ---------    ---------   ---------   ---------
Income (Loss) From Investment Operations
  Net Investment Loss....................        (.04)         (.04)        (.02)       -           (.09)
  Net Realized and Unrealized
      Gains (Losses).....................        3.60         (1.81)       (1.95)       (.25)       2.47
                                            ---------     ---------    ---------   ---------   ---------
    Total From Investment Operations.....        3.56         (1.85)       (1.97)       (.25)       2.38

Dividends and Distributions
 Distributions from Realized Gains.......       (0.47)        (0.04)       (1.21)      (2.24)       (.97)
 Return of Capital.......................        -             -            -           -           - (4)
                                             --------      --------     --------    --------   ---------
    Total Dividends and Distributions....       (0.47)        (0.04)       (1.21)      (2.24)       (.97)
                                            ---------     ---------    ---------   ---------   ---------

Net Asset Value, End of Period...........   $   11.70     $    8.61    $   10.50   $   13.68   $   16.17
                                            =========     =========    =========   =========   =========

Total Return(1)..........................      41.40%      (17.62)%     (14.41)%     (1.10)%      16.83%

 Net Assets, End of Period (000 omitted).     $95,653       $59,762      $73,092     $95,222    $107,592
 Ratio of Expenses to Average Net Assets.       1.21%         1.17%(3)     1.15%(3)    1.15%       1.17%
 Ratio of Net Investment Loss to
    Average Net Assets ..................      (.39)%        (.46)%       (.20)%      (.25)%      (.59)%
 Portfolio Turnover Rate(2)..............         46%           46%         117%         35%         44%

   (1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

   (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

   (3) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2002 and 2001 would have been 1.21% and 1.18%, respectively.

   (4)  Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED U.S. GOVERNMENT INCOME FUND
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

                                                                Year ended December 31,
                                             ---------------------------------------------------------
                                             2003            2002         2001        2000        1999
                                             ----            ----         ----        ----        ----
Net Asset Value, Beginning of Period....  $     9.07     $     8.86    $     8.77  $     8.37  $     9.04
                                          ----------     ----------    ----------  ----------  ----------
Income (Loss) From Investment Operations
  Net Investment Income.................         .12            .34           .40         .44         .45
  Net Realized and Unrealized
      Gains (Losses)....................        (.08)           .30           .09         .40        (.62)
                                          ----------     ----------    ----------  ----------  ----------
    Total From Investment Operations....         .04            .64           .49         .84        (.17)

Dividends and Distributions
 Dividends from Net Investment Income...        (.25)          (.34)         (.40)       (.44)       (.45)
 Distributions from Realized Gains......        -              (.09)         -           -           (.05)
                                          ----------     ----------    ----------  ----------  ----------
    Total Dividends and Distributions...        (.25)          (.43)         (.40)       (.44)       (.50)
                                          ----------     ----------    ----------  ----------  ----------
Net Asset Value, End of Period..........  $     8.86     $     9.07    $     8.86  $     8.77  $     8.37
                                          ==========     ==========    ==========  ==========  ==========

Total Return(1).........................       0.51%          7.32%         5.71%      10.37%     (1.97)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)      $4,362         $5,346        $3,977      $3,728      $4,413
 Ratio of Expenses to Average Net Assets       1.30%(3)       1.30%(3)      1.30%(3)    1.21%(3)    1.28%(3)
 Ratio of Net Investment Income to
    Average Net Assets..................       1.63%          3.71%         4.49%       5.21%       5.15%
 Portfolio Turnover Rate(2).............        111%           126%           67%         85%        134%

   (1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

   (2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

   (3) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for 2003, 2002, 2001, 2000 and 1999 would have been 1.62%, 1.67%, 1.84%, 2.04% and 1.61%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DAILY GOVERNMENT FUND
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:


                                                               Year ended December 31,
                                          ----------------------------------------------------------------
                                              2003          2002         2001         2000        1999
                                              ----          ----         ----         ----        ----
Net Asset Value, Beginning of Period....  $    1.000    $    1.000   $    1.000    $    1.000   $    1.000
                                          ----------    ----------   ----------    ----------   ----------
Income From Investment Operations
 Net Investment Income..................        .005          .013         .037          .056         .044
Dividends and Distributions
 Dividends from Net Investment Income...       (.005)        (.013)       (.037)        (.056)       (.044)
                                          ----------    ----------   ----------    ----------   ----------
Net Asset Value, End of Period..........  $    1.000    $    1.000   $    1.000    $    1.000   $    1.000
                                          ==========    ==========   ==========    ==========   ==========

Total Return(1).........................       0.54%         1.32%        3.73%         5.80%        4.48%

Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted) $  112,853    $  116,187   $  112,380    $  130,126   $  131,342
  Ratio of Expenses to Average Net Assets       .67%          .67%         .66%          .67%         .68%
  Ratio of Net Investment Income
    to Average Net Assets...............        .54%         1.30%        3.73%         5.68%        4.44%

   (1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.


SEE NOTES TO FINANCIAL STATEMENTS

SELECTED FUNDS
INDEPENDENT AUDITORS' REPORT

================================================================================

To the Shareholders and Board of Directors/Trustees of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust:

         We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., U.S. Government Income Fund (a series of Selected Capital Preservation Trust) and Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2003 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., U.S. Government Income Fund and Daily Government Fund as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ KPMG LLP


Denver, Colorado
February 6, 2004

SELECTED FUNDS
INCOME TAX INFORMATION (Unaudited)
December 31, 2003

================================================================================

     In early 2004, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2003. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year ended 2003 with their 2003 Form 1099-DIV.

SELECTED AMERICAN SHARES, INC.
     Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $35,901,173 as qualified dividend income.

SELECTED SPECIAL SHARES, INC.
     Income dividends paid by the Fund during the calendar year ended 2003 should be multiplied by 32% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year ended 2003 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $587,079 as qualified dividend income.

SELECTED U.S. GOVERNMENT INCOME FUND
     Distributions of $0.256 per share were paid to shareholders during the calendar year 2003.

     None of the dividends paid by the Fund during the calendar year ended 2003 are eligible for the corporate dividend-received deduction.

     For the calendar year ended 2003 none of the dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes.

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until the age of 75, or until his or her resignation, death or removal.

                                                                                 Number of
                                   Term of                                       Portfolios in
                   Position(s)     Office and                                    Fund Complex    Other
                   Held With       Length of    Principal Occupation(s) During   Overseen by     Directorships
Name and Age       Fund            Time Served  Past Five Years                  Director        Held by Director
------------------ --------------- ------------ -------------------------------- --------------- ------------------

INDEPENDENT DIRECTORS

WILLIAM P. BARR    Director        director     Executive Vice President and           4         None
(born 5/23/50)                     since 1994   General Counsel, Verizon
                                                (formerly GTE Corporation
                                                before it merged with Bell
                                                Atlantic) since July 1994;
                                                Attorney General of the United
                                                States from August 1991 to
                                                January 1993; Deputy Attorney
                                                General from May 1990 to
                                                August 1991; Assistant
                                                Attorney General from April
                                                1989 to May 1990; Partner with
                                                the law firm of Shaw, Pittman,
                                                Potts & Trowbridge from 1984
                                                to April 1989 and January 1993
                                                to August 1994.

FLOYD A. BROWN     Director        director     Retired staff announcer and            4         None
(born 11/5/30)                     since 1975   program host for WGN Radio and
                                                Television, Chicago, Illinois;
                                                sole proprietor of The Floyd
                                                Brown Co., Elgin, Illinois
                                                (advertising, media production
                                                and mass media marketing).

JEROME E. HASS     Director        director     Professor of Finance and               4         None
(born 6/1/40)                      since 1997   Business Strategy, Johnson
                                                Graduate School of Management,
                                                Cornell University;
                                                Consultant, National Economic
                                                Research Associates; former
                                                Chief of Division of Economic
                                                Research of the Federal Power
                                                Commission and Special
                                                Assistant to James R.
                                                Schlesinger at the Executive
                                                Office of the President of the
                                                United States.

KATHERINE L.       Director        director     Finance Director, Chief                4         None
MACWILLIAMS                        since 1997   Financial Officer and member
(born                                           of the board of directors for
1/19/56)                                        Coors Brewing Limited (U.K.);
                                                former Vice President,
                                                International Finance, Coors
                                                Brewing Company; former
                                                Treasurer, Coors Brewing Company
                                                and Adolph Coors Company; former
                                                Vice President of Capital
                                                Markets for UBS Securities in
                                                New York; former member of the
                                                Board of International Swaps and
                                                Derivatives Association, Inc.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                 Number of
                                   Term of                                       Portfolios in
                   Position(s)     Office and                                    Fund Complex    Other
                   Held With       Length of    Principal Occupation(s) During   Overseen by     Directorships
Name and Age       Fund            Time Served  Past Five Years                  Director        Held by Director
------------------ --------------- ------------ -------------------------------- --------------- ------------------------

Independent Directors - Continued

JAMES J. MCMONAGLE Director/       director     Chairman of the Selected Funds         4         None
(born 10/1/44)     Chairman        since 1990   Board of Directors; Of Counsel
                                                to Vorys, Sater, Seymour and
                                                Pease LLP (law firm); Formerly
                                                Senior Vice President and
                                                General Counsel of University
                                                Hospitals Health System, Inc.
                                                and University Hospitals of
                                                Cleveland from 1990 to 2002;
                                                Judge of the Court of Common
                                                Pleas, Cuyahoga County, Ohio,
                                                from 1976 to 1990.

RICHARD O'BRIEN    Director        director     Retired Corporate Economist            4         Director and past
(born 9/12/45)                     since 1996   for Hewlett-Packard Company;                     President, Silicon
                                                former Chairman of the                           Valley Roundtable;
                                                Economic Advisory Council of                     former Director,
                                                the California Chamber of                        National
                                                Commerce.                                        Association of
                                                                                                 Business Economists.



MARSHA WILLIAMS    Director        director     Executive Vice President and           15        Director of the
(born 3/28/51)                     since 1996   Chief Financial Officer of                       Davis Funds
                                                Equity Office Properties Trust                   (consisting of 11
                                                (a real estate investment                        portfolios);
                                                trust); former Chief                             Director, Modine
                                                Administrative Officer of                        Manufacturing,
                                                Crate & Barrel (home                             Inc.(heat transfer
                                                furnishings retailer); former                    technology);
                                                Vice President and Treasurer,                    Director, Chicago
                                                Amoco Corporation (oil & gas                     Bridge & Iron
                                                company).                                        Company, N.V.
                                                                                                 (industrial
                                                                                                 construction and
                                                                                                 engineering)
INSIDE DIRECTORS*

ANDREW A. DAVIS    Director        director     President or Vice President of         15        Director of the Davis
(born 6/25/63)                     since 1998   each Selected Fund and Davis                     Funds (consisting of
                                                Fund; President, Davis                           11 portfolios).
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser.

SELECTED FUNDS
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                              DIRECTORS - CONTINUED

                                                                                 Number of
                                   Term of                                       Portfolios in
                   Position(s)     Office and                                    Fund Complex    Other
                   Held With       Length of    Principal Occupation(s) During   Overseen by     Directorships
Name and Age       Fund            Time Served  Past Five Years                  Director        Held by Director
------------------ --------------- ------------ -------------------------------- --------------- ------------------------

 INSIDE DIRECTORS* - CONTINUED

CHRISTOPHER C.     Director        director     Chief Executive Officer,               15        Director of the
DAVIS                              since 1998   President or Vice President of                   Davis Funds
(born 7/13/65)                                  each Selected Fund and Davis                     (consisting of 11
                                                Fund; Chairman and Chief                         portfolios).
                                                Executive Officer, Davis
                                                Selected Advisers, L.P., and
                                                also serves as an executive
                                                officer in certain companies
                                                affiliated with the Adviser,
                                                including sole member of the
                                                Adviser's general partner,
                                                Davis Investments, LLC;
                                                Employee of Shelby Cullom
                                                Davis & Co., a registered
                                                broker/dealer.


* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

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








                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.]

                                    SELECTED
                                      FUNDS

                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

        DIRECTORS                              OFFICERS
        William P. Barr                        James J. McMonagle
        Floyd A. Brown                            Chairman
        Andrew A. Davis                        Christopher C. Davis
        Christopher C. Davis                      President
        Jerome Hass                            Andrew A. Davis
        James J. McMonagle                        Vice President
        Katherine L. MacWilliams               Kenneth C. Eich
        Richard O'Brien                           Executive Vice President &
        Marsha Williams                           Principal Executive Officer
                                               Sharra L. Reed
                                                  Vice President, Treasurer
                                                  & Prinicpal Accounting Officer
                                               Thomas D. Tays
                                                  Vice President
                                                  & Secretary
                                               Arthur Don
                                                  Assistant Secretary



INVESTMENT ADVISER
Davis Selected Advisers, L.P
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(800) 243-1575

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, Massachusetts  02266-8243

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803



================================================================================
FOR MORE INFORMATION ABOUT THE SELECTED FUNDS, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-243-1575 OR ON THE FUNDS' WEBSITE AT WWW.SELECTEDFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

INVESTMENT ADVISER

Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


DISTRIBUTOR

Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, AZ 85706


TRANSFER AGENT AND CUSTODIAN

State Street Bank & Trust Company
c/o Selected Funds
P.O. Box 8243
Boston, MA 02266-8243


LEGAL COUNSEL

Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, IL 60603-5803


AUDITORS

KPMG, LLP
707 Seventeenth Street, Suite 2700
Denver, CO 80202


800-243-1575
www.selectedfunds.com

Item 2.  Code of Ethics

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 The code of ethics was amended effective November 1, 2003. Items amended include notifying the Chief Legal Officer of any violations to the code. The other amended item is maintaining each version of the code for a period of six years.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

Item 3.  Audit Committee Financial Expert

	 The registrant's board of directors has determined that independant trustees Katherine MacWilliams and Marsha Williams qualify as "audit committee financial experts", as defined in Item 3 of form N-CSR.

Item 4.  Principal Accountant Fees and Services

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2003 and December 31, 2002 were $16,943 and $22,200, respectively.

	(b) Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonable related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees for the fiscal year ends December 31, 2003 and December 31, 2002 were $0 and $0, respectively.

	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2003 and December 31, 2002 were $7,565 and $10,016, respectively.

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund's for the fiscal year ends December 31, 2003 and December 31, 2002 were $0 and $134, respectively.

	    Fees included in the Other Fee category include a Sarbanes-Oxley Act and SAS 70 Report presentation for the Board of Directors.

	(e)(1) Audit Committee Pre-Approval Policies and Procedures.

	    The fund's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

	    The fund's Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund's independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	   (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2003 and December 31, 2002. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) Not applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Sumbission of Matters to a Vote of Security Holders - Not Applicable

Item 10. Controls and Procedures

	(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 11. Exhibits

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification



Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 9, 2004

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  March 9, 2004